VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ 12,645
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation charge	(75,482)	$ (73,363)	$ (72,224)
Vessels and equipment, net book value	2,154,465	2,217,301
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,510,684	2,499,970
Additions		20,714
Disposals	(5,000)	(10,000)
Ending balance, cost	2,518,329	2,510,684	2,499,970
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(293,383)	(230,024)
Depreciation charge	(75,482)	(73,359)
Disposals	5,000	10,000
Ending balance	(363,865)	(293,383)	(230,024)
Vessels and equipment, net book value	2,154,465	2,217,301	2,269,946
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,467,470	2,467,470
Additions	0	0
Disposals	0	0
Ending balance, cost	2,467,470	2,467,470	2,467,470
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(275,371)	(209,647)
Depreciation charge	(65,904)	(65,724)
Disposals	0	0
Ending balance	(341,275)	(275,371)	(209,647)
Vessels and equipment, net book value	2,126,195	2,192,099	2,257,823
Drydocking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	43,214	32,500
Additions	12,645	20,714
Disposals	(5,000)	(10,000)
Ending balance, cost	50,859	43,214	32,500
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(18,012)	(20,377)
Depreciation charge	(9,578)	(7,635)
Disposals	5,000	10,000
Ending balance	(22,590)	(18,012)	(20,377)
Vessels and equipment, net book value	$ 28,270	$ 25,202	$ 12,123